Share-Based Compensation - Summary of Non-Vested Restricted Share Activity (Detail) - Non-Vested Restricted Shares [Member] - shares		12 Months Ended
	May 15, 2014	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding beginning balance		28,625,378
Number of shares, Granted		0
Number of shares, Modification	19,736,705	0
Number of shares, Vested		(28,625,378)
Number of shares, Outstanding ending balance	45,937,500